Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrant Liability
Warrant Liability

6. Warrant Liability

AgeX determines the accounting classification of warrants it issues, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, Distinguishing Liabilities from Equity, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate AgeX to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing a variable number of shares. If warrants do not meet liability classification under ASC 480-10, AgeX assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, and in order to conclude equity classification, AgeX also assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable U.S. GAAP.

As a condition of each amount drawn up to $15,160,000 from the Secured Note, on receipt of each amount drawn AgeX granted to Juvenescence a number of warrants equal to 50% of the gross value of the relevant advance made. The gross value is the quotient of the drawdown amount and the exercise price. The exercise price was based on the market closing price of AgeX’s common stock on the NYSE American on the one day preceding the delivery of the relevant drawdown notice. See Note 5, Related Party Transactions.

AgeX has utilized the full credit available under the Secured Note that is subject to warrants and accordingly the warrants were issued for each of the advances of loan funds under the Secured Note. After all relevant assessments, AgeX determined that the warrants issued under the Secured Note require classification as a liability pursuant to ASC 480, Distinguishing Liabilities from Equity. In accordance with the accounting guidance, for each reporting period prior to the full drawdown of the entire $15,160,000 of the Secured Note line of credit subject to warrants, the amount of warrant liability was determined and recognized on the balance sheet for the applicable reporting period based on the number of warrants that would have been issued if $15,160,000 of the Secured Note line of credit was drawn. The amount of warrant liability attributed to the expected future issuance of warrants upon subsequent loan draws was subsequently adjusted for the fair value of warrants actually issued upon each loan draw, and the number of warrants that could be issued for the remaining credit available was re-measured for the applicable reporting period with changes being recorded as a component of net other expense in the condensed consolidated statements of operations.

Under the Third Amendment, AgeX is not obligated to issue additional warrants to Juvenescence in connection with the receipt of loan funds up to $4 million made available pursuant to the Second Amendment. See Note 5, Related Party Transactions, for further details of the Second Amendment and the Third Amendment.

The fair value of the warrant liabilities was measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date, the date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are as follows:

Black-Scholes Assumptions	Exercise Price (1)	Warrant Expiration Date (2)	Stock Price (3)	Interest Rate (annual) (4)	Volatility (annual) (5)	Time to Maturity (Years)	Calculated Fair Value per Share
Inception Date: 2/14/2022	$0.780	2/13/2025	$0.691	1.80%	122.99%	3	$0.486
Issuance Date: 2/14/2022	$0.780	2/13/2025	$0.691	1.80%	122.99%	3	$0.486
Issuance Date: 2/15/2022	$0.780	2/14/2025	$0.747	1.80%	123.28%	3	$0.535
Period Ended 3/31/2022	$0.940	3/30/2025	$0.854	2.45%	123.28%	3	$0.607
Issuance Date: 4/4/2022	$0.880	4/3/2025	$0.819	2.61%	123.31%	3	$0.585
Issuance Date: 6/6/2022	$0.711	6/5/2025	$0.800	2.94%	122.62%	3	$0.592
Period Ended 6/30/2022	$0.600	6/29/2025	$0.576	2.99%	122.21%	3	$0.413
Issuance Date: 8/16/2022	$0.670	8/15/2025	$0.640	3.19%	121.37%	3	$0.457
Period Ended 9/30/2022	$0.610	9/29/2025	$0.562	4.25%	121.49%	3	$0.401
Issuance Date: 10/21/2022	$0.690	10/20/2025	$0.620	4.52%	120.51%	3	$0.439
Issuance Date: 12/14/2022	$0.590	12/13/2025	$0.540	3.94%	120.01%	3	$0.381
Period Ended 12/31/2022	$0.550	12/30/2025	$0.552	4.22%	119.31%	3	$0.396
Issuance Date: 1/25/2023	$0.735	1/24/2026	$0.751	3.84%	119.17%	3	$0.540
Inception Date: 2/9/2023	$0.703	2/8/2026	$0.660	4.15%	118.94%	3	$0.466
Issuance Date: 2/15/2023	$0.624	2/14/2026	$0.600	4.35%	118.93%	3	$0.426
Period Ended 3/31/2023	$0.661	3/30/2026	$0.663	3.81%	113.43%	3	$0.459
Issuance Date: 4/4/2023	$0.661	4/3/2026	$0.673	3.60%	113.01%	3	$0.466

(1)	Based on the market closing price of AgeX’s common stock on the NYSE American on the day prior to each debt Inception Date, on each presented period ending date, and one day prior to the delivery of the relevant drawdown notice in accordance with terms of the Secured Note (with such drawdown notice delivery date being shown as the Issuance Date in the table). For this purpose, the date on which the Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.

(2)	Warrants are exercisable over a three-year period from each Issuance Date.

(3)	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.

(4)	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.

(5)	Based on the historical daily volatility of AgeX common stock as of each date presented.

The warrants outstanding and fair values at each of the respective valuation dates are summarized below:

Warrant Liability	Credit Line and Draw Amounts (in thousands)		Warrants		Fair Value per Share(5)	Fair Value (in thousands)
Fair value as of January 1, 2022	$-		-		$-	$-
Fair value at initial measurement date of 2/14/2022	13,160	(1)	8,435,897	(2)	0.4864	4,103
Fair value of warrants issued on 2/14/2022	(7,160	)(3)	(4,589,743	)(4)	0.4864	(2,232)
Fair value of warrants issued on 2/15/2022	(1,000	)(3)	(641,025	)(4)	0.5349	(343)
Fair value of warrants issued on 4/4/2022	(1,000	)(3)	(568,440	)(4)	0.5854	(333)
Fair value of warrants issued on 6/6/2022	(1,000	)(3)	(703,234	)(4)	0.5924	(417)
Fair value of warrants issued on 8/16/2022	(1,000	)(3)	(746,380	)(4)	0.4569	(341)
Fair value of warrants issued on 10/21/2022	(500	)(3)	(362,318	)(4)	0.4386	(159)
Fair value of warrants issued on 12/14/2022	(1,000	)(3)	(847,457	)(4)	0.3810	(323)
Change in fair value of warrants	-		-		-	225
Fair value as of December 31, 2022	$500	(1)	454,545	(2)	$0.3960	$180 (6)
Fair value of warrants issued on 1/25/2023	(500	)(3)	(340,136	)(4)	0.5395	(184)
Fair value at initial measurement date of 2/9/2023	2,000	(1)	1,422,879	(2)	0.4657	663
Fair value of warrants issued on 2/15/2023	(1,000	)(3)	(801,924	)(4)	0.4263	(342)
Fair value of warrants issued on 4/4/2023	(1,000	)(3)	(756,429	)(4)	0.4660	(352)
Change in fair value of warrants	-		-		-	35
Fair value as of September 30, 2023	$-	(1)	-	(2)	$-	$- (6)

(1)	Amount of credit available under the Secured Note on date of inception and as of each period end date. For this purpose, the date on which the Secured Note was amended and restated to increase the line of credit by $2,000,000 was treated as a new Inception Date for that portion of the line of credit.

(2)	Number of warrants issuable, as applicable, (a) if the amount of credit available was drawn for measurement as of the applicable inception date, or (b) subsequently for remeasurement as of each period end date.

(3)	Amount of drawdown as of the date presented.

(4)	Number of warrants issued upon receipt of amounts drawn against the Secured Note as of the date presented. The total number of warrants issued and outstanding under the Secured Note as of September 30, 2023 was 10,357,086.

(5)	The per share fair value of the warrants issued and warrant liabilities measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date, the date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are presented in the preceding table.

(6)	The estimated fair value of the estimated number of warrants issuable if the remaining credit subject to warrants available as of respective reporting dates were drawn on that date. On April 4, 2023, AgeX had utilized the full credit subject to warrants, and accordingly, the warrants were fully issued for each of the advances of loan funds under the Secured Note.

None of such warrants have been exercised or have expired as of the date of this proxy statement/prospectus/information statement.

During the nine months ended September 30, 2023, AgeX recorded a loss on change in fair value of warrants of $35,000. During the three and nine months ended September 30, 2022, AgeX recorded a loss on change in fair value of warrants of $35,000 and $220,000, respectively.

The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about future activities and AgeX’s stock prices and historical volatility as inputs. None of the warrants issued have been exercised.

6. Warrant Liability

AgeX determines the accounting classification of warrants it issues, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, then in accordance with ASC 815-40, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock. Under ASC 480, Distinguishing Liabilities from Equity, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate AgeX to settle the warrants or the underlying shares by paying cash or other assets, or the warrants must or may require AgeX to issue a variable number of shares. If warrants do not meet liability classification under ASC 480-10, AgeX assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, and in order to conclude equity classification, AgeX also assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable provisions of U.S. GAAP.

As a condition of each amount drawn from the Secured Note, on receipt of each amount drawn AgeX shall grant to Juvenescence a number of warrants equal to 50% of the gross value of the relevant advance made. The gross value is the quotient of the drawdown amount and the exercise price. The exercise price is based on the market closing price of AgeX’s common stock on the NYSE American on the one day preceding the delivery of the relevant drawdown notice (see Note 5, Related Party Transactions).

Given AgeX’s history, it is AgeX’s judgement that it is more likely than not that AgeX will utilize the full credit available under the Secured Note and accordingly warrants will be issued for each of the advances made within the credit availability period consisting of the 12 month period starting February 14, 2022. After all relevant assessments, AgeX determined that the warrants issued under the Secured Note require classification as a liability pursuant to ASC 480, Distinguishing Liabilities from Equity. In accordance with the accounting guidance, the number of warrants that would have been issued if the amount of credit under the Secured Note was drawn in full is measured at the inception date at fair value and recognized as a warrant liability on the balance sheet, adjusted for the fair value of warrants actually issued upon each advance, and subsequently the number of warrants that may be issued for the remaining credit available is re-measured at each reporting period with changes being recorded as a component of net other expense in the consolidated statements of operations.

The fair value of the warrant liabilities was measured using a Black-Scholes option pricing model. Significant inputs into the model at the inception date when warrants were issued upon receipt of amounts drawn during the period, and as of the reporting period end remeasurement dates are as follows:

Black-Scholes Assumptions	Exercise Price (1)	Warrant Expiration Date (2)	Stock Price (3)	Interest Rate (annual) (4)	Volatility (annual) (5)	Time to Maturity (Years)	Calculated Fair Value per Share
Inception Date: 2/14/2022	$0.780	13-Feb-25	$0.691	1.80%	122.99%	3	$0.486
Issuance Date: 2/14/2022	$0.780	13-Feb-25	$0.691	1.80%	122.99%	3	$0.486
Issuance Date: 2/15/2022	$0.780	14-Feb-25	$0.747	1.80%	123.28%	3	$0.535
Period Ended 3/31/2022	$0.940	30-Mar-25	$0.854	2.45%	123.28%	3	$0.607
Issuance Date: 4/4/2022	$0.880	3-Apr-25	$0.819	2.61%	123.31%	3	$0.585
Issuance Date: 6/6/2022	$0.711	5-Jun-25	$0.800	2.94%	122.62%	3	$0.592
Period Ended 6/30/2022	$0.600	29-Jun-25	$0.576	2.99%	122.21%	3	$0.413
Issuance Date: 8/16/2022	$0.670	15-Aug-25	$0.640	3.19%	121.37%	3	$0.457
Period Ended 9/30/2022	$0.610	29-Sep-25	$0.562	4.25%	121.49%	3	$0.401
Issuance Date: 10/21/2022	$0.690	20-Oct-25	$0.620	4.52%	120.51%	3	$0.439
Issuance Date: 12/14/2022	$0.590	13-Dec-25	$0.540	3.94%	120.01%	3	$0.381
Period Ended 12/31/2022	$0.550	30-Dec-25	$0.552	4.22%	119.31%	3	$0.396

(1)	Based on the market closing price of AgeX’s common stock on the NYSE American on the one day prior to the debt inception date and each presented period ending date and also the market closing price of AgeX’s common stock on the NYSE American on the one trading day preceding the delivery of the relevant drawdown notice in accordance with terms per the Secured Note.

(2)	Warrants are exercisable over a three-year period from each issuance date.

(3)	Based on the market price of AgeX’s common stock on the NYSE American as of each date presented.

(4)	Interest rate for U.S. Treasury Bonds, as of each date presented, as published by the U.S. Federal Reserve.

(5)	Based on the historical daily volatility of AgeX common stock as of each date presented.

The warrants outstanding and fair values at each of the respective valuation dates are summarized below:

Warrant Liability	Credit Line and Draw Amounts (in thousands)		Warrants		Fair Value per Share(5)	Fair Value (in thousands)
Fair value as of January 1, 2022	$-		-		$-	$-
Fair value at initial measurement date of 2/14/2022	13,160	(1)	8,435,897	(2)	0.4864	4,103
Fair value of warrants issued on 2/14/2022	(7,160)	(3)	(4,589,743)	(4)	0.4864	(2,232)
Fair value of warrants issued on 2/15/2022	(1,000)	(3)	(641,025)	(4)	0.5349	(343)
Fair value of warrants issued on 4/4/2022	(1,000)	(3)	(568,440)	(4)	0.5854	(333)
Fair value of warrants issued on 6/6/2022	(1,000)	(3)	(703,234)	(4)	0.5924	(417)
Fair value of warrants issued on 8/16/2022	(1,000)	(3)	(746,380)	(4)	0.4569	(341)
Fair value of warrants issued on 10/21/2022	(500)	(3)	(362,318)	(4)	0.4386	(159)
Fair value of warrants issued on 12/14/2022	(1,000)	(3)	(847,457)	(4)	0.3810	(323)
Change in fair value of warrant liability	-		-		-	225
Fair value as of December 31, 2022	$500	(1)	454,545	(2)	$0.3960	$180	(6)

(1)	Amount of availability under the Secured Note on date of origination (2/14/2022) and at the period end date (12/31/2022).
(2)	Number of warrants issuable based on the amount of credit available under the Secured Note on the date of origination (2/14/2022) and remeasured at the period end date (12/31/2022). The number of warrant shares to be issued equals 50% of the number determined by dividing the amount of the applicable drawdown by the last closing price per share of AgeX common stock as reported on the NYSE American preceding the delivery of the notice from AgeX requesting a draw down. For purposes of measuring the number of warrants for the origination date (2/14/2022) and the period end date, the market closing price on such dates were used in place of a date of the drawdown notice.
(3)	Amount of drawdown under the Secured Note at each date presented.
(4)	Number of warrants issued as a result of drawdowns under the Secured Note at each date presented, with the number of warrant shares equal to 50% of the number determined by dividing the amount of the applicable drawdown by the last closing price per share of AgeX common stock as reported on the NYSE American on the date preceding delivery of the notice from AgeX requesting a draw down. The aggregate number of warrants issued under the Secured Note as of December 31, 2022 was 8,458,597.
(5)	The fair value per share of the warrants is measured using a Black-Scholes option pricing model. Significant inputs into the model are presented in the preceding table and are applied at (a) the origination date, (b) the dates when warrants were issued in connection with amounts drawn down during the period, and (c) at the period end date when remeasured.
(6)	The estimated fair value of the estimated number of warrants that would have been issued if the remaining credit available was drawn as of the period end date.

None of such warrants have been exercised or have expired as of the date of this proxy statement/prospectus/information statement.

During the year ended December 31, 2022, AgeX recorded a loss of $225,000 on changes in the fair value of warrant liability. There were no warrant liabilities or corresponding changes in valuation during the year ended December 31, 2021.

The warrant liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about future activities and AgeX’s stock prices and historical volatility as inputs. During the year ended December 31, 2022, none of the warrants issued were exercised.